Note 10 - Share-based Compensation (Details Textual) - The 2017 Omnibus Incentive Plan [Member] - shares	2 Months Ended
	May 31, 2017	Mar. 09, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,137,037
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,137,037